Consolidated Statements of Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue
Licensing fees	$ 353,735	$ 353,735	$ 353,735
Expenses
Research and development	(623,964)	(1,149,170)	(819,403)
General and administrative	(1,125,282)	(1,505,873)	(884,704)
Loss before other items	(1,395,511)	(2,301,308)	(1,350,372)
Other items:
Accretion and dividends on preference shares	(77,904)	(141,350)	(68,486)
Accretion on CEBA loan	(6,701)	(5,528)	0
Accretion on put liability	(256,185)	(219,236)	(176,085)
Accretion on royalty payable	(2,031,758)	(732,069)	0
Foreign exchange loss	(288,905)	(45,741)	(8,605)
Gain on debt settlement	0	31,137	800
Gain from change in royalty payable	3,310,875	0	0
Government grant income	2,818	2,819	22,105
Loss on re-measurement of derivative liability	0	(662,108)	0
Interest income	43	69	358
Net and comprehensive loss	$ (743,228)	$ (4,073,315)	$ (1,580,285)
Basic and diluted loss per share	$ (0.02)	$ (0.13)	$ (0.06)
Weighted average shares outstanding	37,767,620	32,486,770	26,961,067